GLOBAL REAL ESTATE FUND Investment Objectives and Goals - GLOBAL REAL ESTATE FUND	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Global Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high total return through long-term growth of capital and current income.